Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following (in thousands) for the period indicated:

	March 31, 2023	December 31, 2022
Raw materials	$740	$758
Work in process(1)	2,198	4,142
Finished goods	2,540	1,748
Total(2)	$5,478	$6,648

(1)	The work in process balance represents all production costs incurred for partially completed goods.
(2)	A portion of the total inventory balance as of December 31, 2022 is included in other noncurrent assets. There was none as of March 31, 2023.

Inventories consist of the following (in thousands) for the period indicated:

	December 31,
	2022	2021
Raw materials	$758	$574
Work in process(1)	4,142	1,712
Finished goods(2)	1,748	5,629
Total(3)	$6,648	$7,915

(1)	The work in process balance represents all production costs incurred for partially completed goods, including inventory designated for relabeling.
(2)	The finished goods balance as of December 31, 2021, includes $0.3 million inventory reserve for estimated obsolescence and excess inventory based upon assumptions about the future demand for Phexxi.
(3)	A portion of the total inventory balance is included in other noncurrent assets.